Intangible assets - Additional Information (Detail) SFr in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Net				$ 22,232	$ 26,469
Gain (Loss) on Disposition of Business					18,489
Depreciation, Depletion and Amortization				$ 3,757	4,019	$ 3,374
Canadian Business Portfolio [Member]
Gain (Loss) on Disposition of Business	$ 18,489				18,489
Licensing Agreements [Member] | Canadian Business Portfolio [Member]
Finite-Lived Intangible Assets, Net	1,349				1,349
Allergan Plc [Member]
Finite-lived Intangible Assets Acquired							$ 13,000
Payment Of Milestone In Relation To License Agreement	$ 4,537
Allergan Plc [Member] | Licensing Agreements [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life							10 years
Basilea Pharmaceutica International Ltd [Member] | Licensing Agreements [Member]
Finite-lived Intangible Assets Acquired		$ 5,200	SFr 5,000
Finite-Lived Intangible Asset, Useful Life		15 years	15 years
Number of Countries in which Entity Operates		34	34
Accrued milestone payment					$ 281